Other Liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019
Miscellaneous Noncurrent Liabilities [Abstract]
Employee Long-Term Incentives	$ 22	$ 103
Pension and Other Post-Employment Benefit Plan	84	73
Other	23	19
Other Liabilities	$ 129	$ 195